Unaudited condensed consolidated interim statement of profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Shipping income
Revenue	$ 622,852,000	$ 492,377,000
Gains on disposal of vessels/other tangible assets	103,791,000	502,547,000
Other operating income	20,155,000	38,245,000
Total shipping income	746,798,000	1,033,169,000
Operating expenses
Raw materials and consumables	(5,128,000)	(1,678,000)
Voyage expenses and commissions	(123,742,000)	(85,903,000)
Vessel operating expenses	(175,473,000)	(100,013,000)
Charter hire expenses	(1,620,000)	(17,000)
Depreciation tangible assets	(162,767,000)	(80,529,000)
Amortisation intangible assets	(1,602,000)	(1,348,000)
Impairment losses	(3,573,000)	0
General and administrative expenses	(56,395,000)	(36,287,000)
Total operating expenses	(530,300,000)	(305,775,000)
RESULT FROM OPERATING ACTIVITIES	216,498,000	727,394,000
Finance income	25,707,000	23,416,000
Finance expenses	(208,147,000)	(69,396,000)
Net finance expenses	(182,440,000)	(45,980,000)
Share of profit (loss) of equity accounted investees (net of income tax)	1,571,000	2,570,000
PROFIT (LOSS) BEFORE INCOME TAX	35,629,000	683,984,000
Income tax benefit (expense)	(2,840,000)	(4,364,000)
Profit/(loss) for the period	32,789,000	679,620,000
Attributable to:
Owners of the company	51,766,350	679,620,307
Non-controlling interest	$ (18,977,000)	$ 0
Basic earnings per share (in dollars per share)	$ 0.27	$ 3.43
Diluted earnings per share (in dollars per share)	$ 0.27	$ 3.43
Weighted average number of shares (basic) (in shares)	194,216,835	197,886,375
Weighted average number of shares (diluted) (in shares)	194,216,835	197,886,375